Subsequent Events (Details) (USD $)	0 Months Ended
	Oct. 03, 2012	Sep. 30, 2012	Sep. 28, 2012	Aug. 21, 2012	Sep. 30, 2011
Subsequent Events [Abstract]
Senior secured credit facility, maximum borrowing capacity	$ 100,000,000		$ 3,000,000
5-year term loan, carrying amount	25,000,000
Borrowing capacity under line of credit	75,000,000
Debt instrument, quarterly principal payment amount	875,000
Issuance of promissory note as part of merger transaction		$ 69,771,111		$ 69,771,111